Short-term investments (Tables)	12 Months Ended
Dec. 31, 2014
Short-term investments [Abstract]
Schedule of Short-term Investments
	December 31, 2014
		US$
	Aggregate fair value	Cost	Unrealized gain
Short-term investments:
Equity securities	5,189,456	5,069,310	120,146
Money market instrument	819,021	817,134	1,887
Total	6,008,477	5,886,444	122,033